Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 0	$ 33,100
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	59,496	24,176
Other	27,968	15,540
Balance at end of year/period	$ 112,220	$ 97,572